Accrued Expenses and Other Payables (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued payroll and employee benefits	62,661		59,778
Other accrued expenses	19,380	[1]	19,658	[1]
Payable for purchases of property and equipment	3,664		4,720
Deposits received	2,315	[2]	2,582	[2]
VAT and other taxes payable	17,483		31,383
Accrued Expenses and Other Current Liabilities	105,503		118,121

[1]	Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.
[2]	Amounts represent primarily deposits from non-retail customers for purchase of inventory.